Risk management - Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total fair value consists of the following:
Current asset portion	CAD 11	CAD 8
Current liability portion	(55)	(26)
Non-current liability portion	(6)	(25)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year	(43)	104
Unrealized gain (loss) on financial instruments:
Commodity collars, swaps and assignments	(7)	(74)
Electricity swaps		4
Foreign exchange forwards	(6)	(43)
Cross currency swaps	6	(34)
Total fair value, end of year	(50)	(43)
Total fair value consists of the following:
Current asset portion	11	8
Current liability portion	(55)	(26)
Non-current asset portion	0	0
Non-current liability portion	(6)	(25)
Total fair value, end of year	CAD (50)	CAD (43)